DISTRIBUTION AGREEMENTS (Tables)	6 Months Ended
Jun. 30, 2013
DISTRIBUTION AGREEMENTS [Abstract]
Schedule of Distribution Agreements
	June 30, 2013	December 31, 2012

Better World Products-related party	$2,160	$2,160
Jonway Products	14,400	14,400
	16,560	16,560
Less amortization	(6,001)	(5,281)
	$10,559	$11,279

Schedule of Estimated Future Amortization Expense Related to Agreements
Year ended December 31,
2013	$720
2014	1,440
2015	1,440
2016	1,440
2017	1,440
Thereafter	4,079
Total	$10,559